Short-term investments and long-term investments (Details Narrative) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest income	$ 535	¥ 3,631	¥ 6,234
Equity method investment				¥ 386
Time Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Percentage of return on investment	2.70%	2.70%		2.70%
Interest income		¥ 268	260
Structured Deposits [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest income		1,857	¥ 2,922
Cash proceeds		412
Other income		¥ 26
Structured Deposits [Member] | Minimum [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Percentage of return on investment	1.65%	1.65%		1.65%
Structured Deposits [Member] | Maximum [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Percentage of return on investment	2.10%	2.10%		2.10%